UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07074

180 Degree Capital Corp.
(Exact name of registrant as specified in charter)

7 N. Willow Street, Suite 4B
Montclair, NJ 07042
(Address of principal executive offices) (Zip code)

Daniel B. Wolfe
President and Chief Financial Officer
180 Degree Capital Corp.
7 N. Willow Street, Suite 4B
Montclair, NJ 07042
(Name and address of agent for service)

Registrant’s telephone number, including area code: 973-746-4500

Date of fiscal year end: December 31

Date of reporting period: July 1, 2017 — June 30, 2018

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Proxy Voting Record

Adesto Technologies Corporation

Exchange and Symbol:	NASDAQ:IOTS
CUSIP:	00687D101
Shareholder Meeting Type:	Annual Meeting
Shareholder Meeting Date:	June 19, 2018

Proposals:	Proposed by:	Vote:	For/Against Management:

1. Election of Class III Directors
Nelson Chan	Management	For	For
Narbeh Derhacobian	Management	For	For

2. Ratification of the appointment of BPM LLP as the independent registered public accounting firm for the fiscal year ending December 31, 2018	Management	For	For

D-Wave Systems, Inc.

Exchange and Symbol:	N/A
CUSIP:	N/A
Shareholder Meeting Type:	Annual Meeting
Shareholder Meeting Date:	June 29, 2018

Proposals:	Proposed by:	Vote:	For/Against Management:

1. To determine the number of Directors at nine (9)	Management	For	For

2. To election of Directors
Vern J. Brownell	Management	For	For
Geoff J. Catherwood	Management	For	For
J. Haig deB. Farris, LLD	Management	For	For
Steve T. Jurvetson	Management	For	For
François Lachance	Management	For	For
V. Paul Lee	Management	For	For
Donald J. Listwin	Management	For	For
Dr. Philippe St-Jean	Management	For	For
Steven M. West	Management	For	For

3. To appoint PricewaterhouseCoopers LLP as the auditor of D-Wave Systems	Management	For	For

4. To authorize the directors of D-Wave Systems to fix the renumeration of PricewaterhouseCoopers LLP as the auditor of D-Wave Systems	Management	For	For

Emcore Corporation

Exchange and Symbol:	NASDAQ:EMKR
CUSIP:	290846203
Shareholder Meeting Type:	Annual Meeting
Shareholder Meeting Date:	March 16, 2018

Proposal:	Proposed by:	Vote:	For/Against Management:

1. Election of Director for a three-year term expiring at Emcore's 2021 Annual Meeting of Shareholders
Stephen Domenick	Management	For	For

2. To ratify the appointment of KMPG LLP as Emcore's independent registered public accounting firm for the fiscal year ending September 30, 2018.	Management	For	For

3. To approve an amendment to the Certificate of Incorporation to declassify the Board.	Management	For	For

4. To approve an amendment to the Certificate of Incorporation to change the required number of members of the Company’s Board of Directors.	Management	For	For

5. To approve an amendment to the Certificate of Incorporation to eliminate the supermajority voting requirements applicable to certain provisions of the Certificate of Incorporation.	Management	For	For

6. To approve an extension of the company’s tax benefits preservation plan.	Management	Against	Against

7. To approve, on an advisory basis, the executive compensation of Emcore's Named Executive Officers.	Management	For	For

HZO, Inc.

Exchange and Symbol:	N/A
CUSIP:	N/A
Shareholder Meeting Type:	Annual Meeting
Shareholder Meeting Date:	March 14, 2018

Proposal:	Proposed by:	Vote:	For/Against Management:

1. Election of Directors
Michael Rhodin	Management	For	For
Gavin Myers	Management	For	For
Nelson Chan	Management	For	For
Patrick Poon	Management	For	For
Ryan Pollock	Management	For	For
Kamal Bherwani	Management	For	For

Mersana Therapeutics, Inc.

Exchange and Symbol:	NASDAQ: MRSN
CUSIP:	59045L106
Shareholder Meeting Type:	Annual Meeting
Shareholder Meeting Date:	June 27, 2018

Proposals:	Proposed by:	Vote:	For/Against Management:

1. Election of Class I Director
Willard H. Dere, M.D.	Management	For	For

2. To ratify the selection of Ernst & Young LLP as the independent registered public accounting firm for the Company for the fiscal year ending December 31, 2018.	Management	For	For

Synacor, Inc.

Exchange and Symbol:	NASDAQ: SYNC
CUSIP:	871561106
Shareholder Meeting Type:	Annual Meeting
Shareholder Meeting Date:	May 17, 2018

Proposals:	Proposed by:	Vote:	For/Against Management:

1. Election of Class I Directors
Himesh Bhise	Management	For	For
Andrew Kau	Management	For	For
Jordan Levy	Management	For	For

2.
To ratify the appointment by the Audit Committee of the Board of Directors of Deloitte & Touche LLP as the independent registered public accounting firm of the Company for its fiscal year ending December 31, 2018.
	Management	For	For

3. To approve, on a non-binding, advisory basis, the compensation of our named executive officers.	Management	For	For

4. To approve, on a non-binding, advisory basis, the frequency with which future stockholder advisory votes on the compensation of our named executive officers will be conducted for 1 Year.	Management	For	For

TheStreet, Inc.

Exchange and Symbol:	NASDAQ: TST
CUSIP:	88368Q103
Shareholder Meeting Type:	Annual Meeting
Shareholder Meeting Date:	May 18, 2018

Proposals:	Proposed by:	Vote:	For/Against Management:

1. Election of Class I Directors
James Cramer	Management	For	For
Bowers Espy	Management	For	For
Kevin Rendino	Management	For	For

2. To ratify the appointment of BDO USA LLP as TheStreet, Inc.'s the independent registered public accounting firm for the fiscal year ending December 31, 2018.	Management	For	For

3. To approve the compensation of The Street, Inc.'s named executive officers as discussed in the Proxy Statement.	Management	For	For

4. To approve TheStreet, Inc. 2007 Performance Incentive Plan, as amended and restated.	Management	For	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	180 Degree Capital Corp.

By:	/s/ Daniel B. Wolfe
Daniel B. Wolfe
President and Chief Financial Officer

Date:	August 1, 2018